UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Municipal Trust

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 156.1%
Airport Revenue - 5.0%
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	$2,840,000	$2,848,101
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	3,117,512
Houston, TX, Airport System Rev., “B”, 5%, 2026	210,000	237,718
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	315,000	352,913
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	360,000	402,772
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	960,000	1,036,310

		$7,995,326
General Obligations - General Purpose - 3.2%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$1,000,000	$1,179,810
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	1,175,000	1,337,914
Luzerne County, PA, AGM, 6.75%, 2023	570,000	674,515
New York, NY, “H”, 6%, 2017	5,000	5,021
State of California, 5.25%, 2028	425,000	488,771
State of California, 5.25%, 2030	1,005,000	1,146,836
State of Hawaii, “DZ”, 5%, 2031	255,000	300,377

		$5,133,244
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$110,000	$117,384

General Obligations - Schools - 0.9%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$350,000	$147,578
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	355,000	140,342
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	715,000	267,846
Chicago, IL, Board of Education, “A”, 5%, 2041	130,000	139,958
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	231,895
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	594,517

		$1,522,136
Healthcare Revenue - Hospitals - 35.1%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$620,155
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	477,340
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	690,136
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	236,416
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	750,000	788,400
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	165,000	176,345
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	135,946
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	1,034,570
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	835,000	996,397
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,620,272
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	348,630
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	75,941
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	946,113
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,150,320
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	284,026
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,375,258
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	510,000	469,236
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	766,599
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	687,140
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	152,692
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	2,294,463
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,268,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	$575,000	$598,834
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	380,000	421,595
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	240,000	264,706
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,517,274
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	555,127
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	429,191
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	141,435
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	825,706
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	591,832
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	50,000	53,522
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	125,000	132,043
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	250,000	263,310
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,140,739
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,787,869
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	432,873
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	79,233
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	71,859
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	380,000	391,480
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	945,000	1,133,698
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	555,000	653,124
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	509,565
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	325,000	270,501
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,250,000	1,345,750
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	156,218
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	800,560
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	818,517
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	50,678
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	749,952
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,233,904
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	720,839
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	315,000	313,510
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	284,874
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	172,638
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	190,886
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	114,677
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	292,385
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,921,454
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,660,176
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,125,000	1,212,525
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	985,236
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	830,960
Salida, CO, Hospital District Rev., 5.25%, 2036	892,000	865,615
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	124,129
South Carolina Jobs & Economic Development Authority (Bon Secours—Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,387,235
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	515,360
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	189,751
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	107,058
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	925,860
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	229,680
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	475,000	40,375
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,002,580
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	290,682
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	236,633
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	621,589
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	150,000	156,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	$525,000	$542,299
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	250,000	276,758
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	75,000	81,415
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	1,010,800
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	920,000	1,004,953
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	605,000	676,293
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	868,365
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	505,590

		$56,375,365
Healthcare Revenue - Long Term Care - 18.1%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$964,000	$820,046
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	448,815
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	1,003,050
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	115,816
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	136,778
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,480,000	1,363,968
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	467,428
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,316,546
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	340,000	339,949
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	966,469
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	705,833
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	122,220
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	210,445
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	568,335
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	201,445
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	1,050,000	1,093,586
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,095,000	1,082,199
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,114,475
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	727,755
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	150,000	148,247
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	415,000	415,033
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,339,743
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	707,036
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	514,000	519,274
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	900,298
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,145,000	1,099,738
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	168,995	136,617
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	42,309	32,292
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	11,291	7,500
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	56,165	616
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	245,000	245,194
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	102,074
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	99,982
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	150,585
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,063,000	1,061,841
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	236,048
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	689,393
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	205,722
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	785,927
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	48,405
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	137,539
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,650,982
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	350,000	348,786
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	260,226	194,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	$238,838	$166,324
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	102,359	3,148
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	111,525	3,429
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	239,379
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	428,395
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	830,201
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	65,000	69,148
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	240,000	228,101
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	525,000	555,476
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	1,042,789
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	121,950
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	180,165
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,110,000	1,108,790

		$29,045,623
Healthcare Revenue - Other - 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$600,000	$649,314

Industrial Revenue - Airlines - 3.2%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$255,000	$302,945
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	206,000
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	470,000	457,277
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	500,000	507,175
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	250,000	253,590
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,695,000	1,702,102
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	816,135
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (a)(d)	1,005,000	949,725

		$5,194,949
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$615,654
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	839,950

		$1,455,604
Industrial Revenue - Environmental Services - 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$302,551
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	879,907
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	450,000	449,969

		$1,632,427
Industrial Revenue - Other - 4.0%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$360,000	$316,753
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	63,113	631
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	500,290
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	590,000	541,048
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,050,000	2,265,558
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,404,450
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project.), “A”, 6.375%, 2041	1,335,000	1,341,328

		$6,370,058
Industrial Revenue - Paper - 2.0%
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	$1,000,000	$1,033,320
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,270,254
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	361,886
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	550,000	550,325

		$3,215,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$435,000	$437,988
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	165,689
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	107,699
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	680,960
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	354,776

		$1,747,112
Miscellaneous Revenue - Other - 3.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$395,636
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	463,970
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	135,000	152,071
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	875,000	982,170
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	565,000	544,750
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,175,909
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	50,000	53,694
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	685,000	742,314
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	695,000	740,571
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	281,763

		$5,532,848
Multi-Family Housing Revenue - 5.6%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$745,000	$745,380
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 4.5%, 2032 (d)(q)	735,000	324,150
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,047,720
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	1,015,060
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	1,372,446	1,221,916
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	345,000	347,926
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	375,000	378,105
MuniMae TE Bond Subsidiary LLC, 9.64%, 2050 (z)	2,000,000	1,720,140
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	527,972
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	895,000	895,725
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	785,000	718,361

		$8,942,455
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$370,000	$407,792

Port Revenue - 0.3%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$125,000	$133,249
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	365,000	385,287

		$518,536
Sales & Excise Tax Revenue - 4.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$490,305
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	215,000	246,962
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	430,000	490,484
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	80,000	90,829
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	635,000	701,700
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	866,868
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	418,141
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,385,000	1,770,515
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	912,583
Massachusetts School Building Authority, Sales Tax Rev., “B”, 5%, 2032	490,000	569,066
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	45,000	48,415
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	585,000	574,628

		$7,180,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - 1.6%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$542,601	$548,130
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	2,029,420

		$2,577,550
Single Family Housing - State - 1.6%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,315,000	$1,353,096
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	375,000	377,700
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	240,000	245,357
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	635,000	645,554

		$2,621,707
Solid Waste Revenue - 0.3%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$30,000	$30,078
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	501,325

		$531,403
State & Local Agencies - 7.2%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,069,180
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	140,000	140,862
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,090,000	1,093,466
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	402,023
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,607,535
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	1,039,729
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,222,580
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	520,170
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	183,139
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	218,897
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	1,645,000	2,347,711
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	285,000	331,002
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	415,000	444,548
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	1,000,835

		$11,621,677
Student Loan Revenue - 0.7%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$260,000	$281,224
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	260,000	281,143
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	25,000	26,940
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	475,000	510,193

		$1,099,500
Tax - Other - 2.8%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,022,420
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	460,000	472,544
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	480,000	541,474
New York Dormitory Authority, State Personal Income Tax Rev.,”C”, 5%, 2034	1,330,000	1,507,489
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	610,378
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	288,318

		$4,442,623
Tax Assessment - 6.3%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$180,178
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	285,000	303,086
Celebration Community Development District, FL, “A”, 6.4%, 2034	900,000	913,617
Channing Park Community Development District, FL, 5.3%, 2038	400,000	349,932
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	456,804
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	204,600
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	358,095
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	470,000	297,393

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	$180,000	$108,491
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	758,550
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	489,433
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	459,270
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (a)(d)	500,000	185,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	169,696
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	290,000	290,029
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,915,000	1,797,189
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	1,910,000	1,191,496
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	255,000	189,513
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “A”, 5.5%, 2038 (a)(d)	285,000	108,300
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	327,378
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	210,802
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	710,000	320,153
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	1,210,000	459,800

		$10,128,805
Tobacco - 8.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,635,000	$2,071,163
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,155,000	893,935
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	466,217
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	525,000	389,498
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	1,125,000	1,191,814
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	670,000	512,718
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	426,916
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,710,000	1,929,581
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,670,000	3,541,635
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,495,000	1,501,309
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,005,000	1,098,083
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	259,993

		$14,282,862
Toll Roads - 4.1%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$2,025,991
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,155,645
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,015,000	1,104,005
North Texas Tollway Authority Rev., 6%, 2038	970,000	1,112,183
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	710,000	805,168
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	365,000	444,734

		$6,647,726
Transportation - Special Tax - 0.6%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$825,000	$924,066

Universities - Colleges - 9.4%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$685,000	$739,622
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	190,000	205,835
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,865,721
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	108,550
California State University Rev., “A”, 5%, 2037	1,255,000	1,366,180
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,796,955
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	193,288
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	93,874
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	339,316
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	108,983
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	640,244
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	211,579

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	$210,000	$229,001
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	710,000	770,755
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	365,416
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	1,037,760
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	415,000	444,714
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	245,000	283,073
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	110,000	126,414
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	105,000	120,115
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	190,000	211,778
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,589,201
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	370,000	432,449
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	311,691
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	112,468
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	383,180

		$15,088,162
Universities - Dormitories - 2.0%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$225,000	$232,882
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	250,000	269,225
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,015,000	981,343
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	785,000	862,260
Mississippi State University, Educational Building Corp., 5%, 2036	560,000	612,242
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	106,434
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	153,648

		$3,218,034
Universities - Secondary Schools - 0.7%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$125,000	$127,766
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	100,000	103,306
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	320,000	347,568
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	212,988
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	274,920

		$1,066,548
Utilities - Cogeneration - 0.4%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities—AES Puerto Rico Project), 6.625%, 2026	$645,000	$645,097

Utilities - Investor Owned - 6.1%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$645,000	$90,693
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,583,137
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	356,488
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,062,309
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	123,392
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,003,560
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	259,175
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	750,566
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	282,636
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	868,780
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,353,676

		$9,734,412
Utilities - Municipal Owned - 0.6%
Long Island, NY, Power Authority, “A”, 5%, 2038	$940,000	$1,011,421

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$201,260
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	798,571
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	473,396
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	43,775
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,398,890
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	80,701

		$3,996,593
Water & Sewer Utility Revenue - 11.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$572,638
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	823,109
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	220,000	220,070
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	250,000	265,993
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	120,000	120,180
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	172,338
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	160,000	187,866
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	145,000	169,469
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	95,000	110,436
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	20,000	23,143
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	535,000	595,840
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	2,000,000	2,424,840
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,140,615
Houston, TX, Utility System Rev., “D”, 5%, 2036	550,000	617,304
King County, WA, Sewer Rev., 5%, 2040	1,765,000	1,951,949
Massachusetts Water Resources Authority, “B”, 5%, 2041	350,000	393,845
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	220,000	260,883
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	265,000	320,276
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	865,000	957,590
New York Environmental Facilities, “C”, 5%, 2041	1,195,000	1,331,839
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	2,510,000	2,852,816
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	1,010,000	1,071,307
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	465,000	536,438
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	787,912

		$17,908,696
Total Municipal Bonds		$250,583,336

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,628,738	$2,628,738
Total Investments		$253,212,074

Other Assets, Less Liabilities - 3.0%		4,820,579

Preferred shares (Issued by the Fund) - (60.7)%		(97,500,000)
Net assets applicable to common shares - 100.0%		$160,532,653

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,521,444 representing 1.6% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 9.64%, 2050	5/30/00	$2,000,000	$1,720,140
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	550,405	527,972
Total Restricted Securities			$2,248,112
% of Net assets applicable to common shares			1.4%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/29/12

Futures Contracts Outstanding at 2/29/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$28,940,641	June - 2012	$(9,393)
U.S. Treasury Bond 30 yr (Short)	USD	46	6,516,188	June - 2012	(4,474)

					$(13,867)

At February 29, 2012 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$250,583,336	$—	$250,583,336
Mutual Funds	2,628,738	—	—	2,628,738
Total Investments	$2,628,738	$250,583,336	$—	$253,212,074

Other Financial Instruments
Futures	$(13,867)	$—	$—	$(13,867)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$239,216,824
Gross unrealized appreciation	$20,513,216
Gross unrealized depreciation	(6,517,966)
Net unrealized appreciation (depreciation)	$13,995,250

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,249,831	12,157,300	(11,778,393)	2,628,738

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$666	$2,628,738

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.